Taxes Payable	12 Months Ended
Oct. 31, 2025
Taxes Payable [Abstract]
TAXES PAYABLE

NOTE 11— TAXES PAYABLE

Taxes payable comprised of the following:

	October 31, 2025	October 31, 2024
Enterprise income tax payable	1,010,451	699,633
Value-added tax, net	327,124	271,404
City maintenance and construction tax	21,331	17,018
Additional education fees	9,286	7,438
Other taxes	7,296	5,531
Total	1,375,488	1,001,024